Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity (Tables) [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding	The following table is a summary of the number of shares of the Company’s Common Stock issuable upon exercise of warrants outstanding at September 30, 2023:
	Number of Warrants	Number of Warrants Exercised	Number of Warrants Exercisable	Exercise Price	Expiration Date
Public Warrants	2,875,000	—	2,875,000	$11.50	March 19, 2026
Private Warrants	136,250	—	136,250	$11.50	March 19, 2026
PIPE Warrants	1,353,750	—	1,353,750	$11.50	March 19, 2026
Stonepeak/Evolve Warrants – series B	2,000,000	—	2,000,000	$10.00	May 17, 2031
Stonepeak/Evolve Warrants – series C	1,000,000	—	500,000	$15.00	May 17, 2031
Stonepeak/Evolve Warrants – series D	1,000,000	—	500,000	$20.00	May 17, 2031
Stonepeak/Evolve Warrants – series E	1,000,000	—	500,000	$30.00	May 17, 2031
Stonepeak/Evolve Warrants – series F	1,000,000	—	500,000	$40.00	May 17, 2031
Institutional/Accredited Investor Warrants	4,000,000	—	4,000,000	$3.75	July 29, 2027
	14,365,000		12,365,000
The following table is a summary of the number of shares of the Company’s Common Stock issuable upon exercise of warrants outstanding at December 31, 2022:
	Number of Warrants	Number of Warrants Exercised	Number of Warrants Exercisable	Exercise Price	Expiration Date
Public Warrants	2,875,000	—	2,875,000	$11.50	March 19, 2026
Private Warrants	136,250	—	136,250	$11.50	March 19, 2026
PIPE Warrants	1,353,750	—	1,353,750	$11.50	March 19, 2026
Stonepeak/Evolve Warrants – series B	2,000,000	—	2,000,000	$10.00	May 17, 2031
Stonepeak/Evolve Warrants – series C	1,000,000	—	500,000	$15.00	May 17, 2031
Stonepeak/Evolve Warrants – series D	1,000,000	—	500,000	$20.00	May 17, 2031
Stonepeak/Evolve Warrants – series E	1,000,000	—	500,000	$30.00	May 17, 2031
Stonepeak/Evolve Warrants – series F	1,000,000	—	500,000	$40.00	May 17, 2031
Institutional/Accredited Investor Pre-Funded Warrants	1,850,000	1,850,000	—	$0.0001	Until Exercised in Full
Institutional/Accredited Investor Warrants	4,000,000	—	4,000,000	$3.75	January 29, 2028
	16,215,000	1,850,000	12,365,000